Loans to and Investments in Associated Companies (Tables)	12 Months Ended
Nov. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Loans To And Investments In Associated Companies
A summary of Loans to and investments in associated companies for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017 accounted for under the equity method of accounting is as follows (in thousands):

	Loans to and investments in associated companies as of November 30, 2018	Income (losses) related to associated companies	Income (losses) related to Jefferies Group associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of November 30, 2019

Jefferies Finance	$728,560	$—	$(1,286)	$(53,407)	$—	$673,867
Berkadia (2)	245,228	—	88,174	(65,045)	592	268,949
National Beef (3)	653,630	232,042	—	(300,248)	(585,424)	—
FXCM (4)	75,031	(8,212)	—	3,500	(96)	70,223
Linkem (5)	165,157	(27,956)	—	66,996	(9,350)	194,847
HomeFed (6)	337,542	7,902	—	—	(345,444)	—
Real estate associated companies (6)	87,074	(353)	—	(29,685)	198,273	255,309
Golden Queen (5) (7)	63,956	6,740	—	7,500	—	78,196
Other	61,154	(7,168)	(1,719)	58,432	867	111,566
Total	$2,417,332	$202,995	$85,169	$(311,957)	$(740,582)	$1,652,957

	Loans to and investments in associated companies as of December 31, 2017	Income (losses) related to associated companies	Income (losses) related to Jefferies Group associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of November 30, 2018

Jefferies Finance	$655,467	$—	$59,138	$13,955	$—	$728,560
Berkadia (2)	210,594	80,092	20,001	(65,197)	(262)	245,228
National Beef (3)	—	110,049	—	(48,656)	592,237	653,630
FXCM (4)	158,856	(83,174)	—	—	(651)	75,031
Garcadia Companies (8)	179,143	21,646	—	(26,962)	(173,827)	—
Linkem	192,136	(20,534)	—	542	(6,987)	165,157
HomeFed	341,874	(4,332)	—	—	—	337,542
Real estate associated companies	123,010	11,288	—	(47,224)	—	87,074
Golden Queen (7)	105,005	(51,990)	—	10,941	—	63,956
Other	100,744	(6,022)	(5,477)	(18,275)	(9,816)	61,154
Total	$2,066,829	$57,023	$73,662	$(180,876)	$400,694	$2,417,332

	Loans to and investments in associated companies as of December 31, 2016	Income (losses) related to associated companies	Income (losses) related to Jefferies Group associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of December 31, 2017

Jefferies Finance	$490,464	$—	$90,204	$74,799	$—	$655,467
Jefferies LoanCore (9)	154,731	—	22,368	(3,994)	(173,105)	—
Berkadia	184,443	93,801	—	(67,384)	(266)	210,594
FXCM (4)	336,258	(177,644)	—	—	242	158,856
Garcadia Companies	185,815	48,198	—	(54,870)	—	179,143
Linkem	154,000	(32,561)	—	31,996	38,701	192,136
HomeFed	302,231	7,725	—	31,918	—	341,874
Real estate associated companies (10) (11)	161,400	(6,224)	—	35,204	(67,370)	123,010
Golden Queen (7)	111,302	(7,733)	—	1,436	—	105,005
Other	44,454	(463)	(3,177)	31,837	28,093	100,744
Total	$2,125,098	$(74,901)	$109,395	$80,942	$(173,705)	$2,066,829

(1)	Primarily classified in Other revenues.

(2)	In the fourth quarter of 2018, we transferred our interest in Berkadia to Jefferies Group.

(3)
As discussed more fully in Notes 1 and 27, in June 2018, we completed the sale of 48% of National Beef to Marfrig, reducing our then ownership in National Beef to 31%. As of the closing of the sale on June 5, 2018, we deconsolidated our investment in National Beef and accounted for our remaining interest under the equity method of accounting. The carrying value of our retained 31% interest was adjusted to a fair value of $592.3 million on the date of sale. On November 29, 2019, we sold our remaining 31% equity interest in National Beef to Marfrig and other shareholders.

(4)
As further described in Note 5, our investment in FXCM includes both our equity method investment in FXCM and our term loan with FXCM. Our equity method investment is included as Loans to and investments in associated companies and our term loan is included as Trading assets, at fair value in the Consolidated Statements of Financial Condition.

(5)	Loans to and investments in associated companies at November 30, 2019 include loans and debt securities aggregating $70.2 million related to Linkem and Golden Queen.

(6)
As further described in Note 1, during the third quarter of 2019, we completed a merger with HomeFed by which we acquired the remaining common stock of HomeFed. From July 1, 2019, the results of HomeFed are reflected on a consolidated basis. From July 1, 2019, HomeFed's equity method investments are included in Real estate associated companies.

(7)	At November 30, 2019 and 2018, and December 31, 2017, the balance reflects $15.7 million, $15.1 million and $30.5 million, respectively, related to a noncontrolling interest.

(8)	As more fully discussed in Note 1, during the third quarter of 2018, we sold 100% of our equity interests in Garcadia and our associated real estate to our former partners, the Garff family.

(9)	On October 31, 2017, Jefferies Group sold all of its membership interests in Jefferies LoanCore for approximately $173.1 million.

(10)
On November 30, 2017, we sold our interest in the general partner of the 54 Madison fund and as a result no longer control the 54 Madison investment committee. We retained two of the four seats on the investment committee and continue to have significant influence over the fund. We therefore deconsolidated the 54 Madison fund and account for our interest under the equity method of accounting.

(11)	At December 31, 2016, the balance reflects $95.3 million related to noncontrolling interests.

Schedule Of Summarized Data For Investments In Associated Companies
The following table provides summarized data for our equity method investments as of November 30, 2019 and 2018 and for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017 (in thousands):

	November 30, 2019	November 30, 2018

Assets	$14,699,672	$17,050,564
Liabilities	10,146,142	11,752,273
Noncontrolling interest	209,518	154,963

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Revenues	$10,589,489	$7,694,612	$4,883,063
Income from continuing operations before extraordinary items	732,575	852,649	503,489
Net income	749,649	798,615	438,881
The Company's income related to associated companies	248,693	130,685	34,494